Other Financial Liabilities - Summary of Other Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	$ 23,089	$ 88,639
Other financial obligations noncurrent	43,623	181,407
Less than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	4,084	55,458
More than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	19,005	33,181
One to two years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	9,398	54,446
Two to three years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	5,219	48,363
Three to four years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	6,647	44,105
Four to five years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	9,444	18,278
Subsequent [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 12,915	$ 16,215
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.00%
Other financial obligations current		$ 21
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.00%
Other financial obligations current		$ 247
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 149	$ 275
Other financial obligations noncurrent		$ 160
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 291	$ 311
Other financial obligations noncurrent	242	570
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		21
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		82
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	64	69
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	73	78
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		165
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	85	206
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	218	233
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | One to two years [Member] | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		160
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | One to two years [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 242	311
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Two to three years [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 259
Enel Generacin Costanera S.A. [Member] | Argentina | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.25%
Other financial obligations current	$ 5,748
Other financial obligations noncurrent	36,210
Enel Generacin Costanera S.A. [Member] | Argentina | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		0.25%
Other financial obligations current		$ 6,088
Other financial obligations noncurrent		40,785
Enel Generacin Costanera S.A. [Member] | Argentina | Less than 90 Days [Member] | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	1,434
Enel Generacin Costanera S.A. [Member] | Argentina | More than 90 Days [Member] | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	4,314
Enel Generacin Costanera S.A. [Member] | Argentina | More than 90 Days [Member] | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		6,088
Enel Generacin Costanera S.A. [Member] | Argentina | One to two years [Member] | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	8,235
Enel Generacin Costanera S.A. [Member] | Argentina | One to two years [Member] | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		6,494
Enel Generacin Costanera S.A. [Member] | Argentina | Two to three years [Member] | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	4,741
Enel Generacin Costanera S.A. [Member] | Argentina | Two to three years [Member] | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		7,594
Enel Generacin Costanera S.A. [Member] | Argentina | Three to four years [Member] | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	4,787
Enel Generacin Costanera S.A. [Member] | Argentina | Three to four years [Member] | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		7,494
Enel Generacin Costanera S.A. [Member] | Argentina | Four to five years [Member] | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	7,394
Enel Generacin Costanera S.A. [Member] | Argentina | Four to five years [Member] | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		7,494
Enel Generacin Costanera S.A. [Member] | Argentina | Subsequent [Member] | Mitsubishi Deuda Garantizada | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 11,053
Enel Generacin Costanera S.A. [Member] | Argentina | Subsequent [Member] | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 11,709
Enel Distribucin Gois S.A. [Member] | Brazil | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.80%
Other financial obligations current	$ 2,333
Other financial obligations noncurrent	$ 6,931
Enel Distribucin Gois S.A. [Member] | Brazil | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	7.57%
Other financial obligations current	$ 8,279
Enel Distribucin Gois S.A. [Member] | Brazil | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	21.68%
Other financial obligations current	$ 5,836
Enel Distribucin Gois S.A. [Member] | Brazil | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 421	$ 452
Other financial obligations noncurrent	240	795
Enel Distribucin Gois S.A. [Member] | Brazil | Less than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	604
Enel Distribucin Gois S.A. [Member] | Brazil | Less than 90 Days [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	975
Enel Distribucin Gois S.A. [Member] | Brazil | Less than 90 Days [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	816
Enel Distribucin Gois S.A. [Member] | Brazil | Less than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	105	113
Enel Distribucin Gois S.A. [Member] | Brazil | More than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	1,729
Enel Distribucin Gois S.A. [Member] | Brazil | More than 90 Days [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	7,304
Enel Distribucin Gois S.A. [Member] | Brazil | More than 90 Days [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	5,020
Enel Distribucin Gois S.A. [Member] | Brazil | More than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	316	339
Enel Distribucin Gois S.A. [Member] | Brazil | One to two years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	761
Enel Distribucin Gois S.A. [Member] | Brazil | One to two years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	160	318
Enel Distribucin Gois S.A. [Member] | Brazil | Two to three years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	398
Enel Distribucin Gois S.A. [Member] | Brazil | Two to three years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	80	318
Enel Distribucin Gois S.A. [Member] | Brazil | Three to four years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	1,860
Enel Distribucin Gois S.A. [Member] | Brazil | Three to four years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 159
Enel Distribucin Gois S.A. [Member] | Brazil | Four to five years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,050
Enel Distribucin Gois S.A. [Member] | Brazil | Subsequent [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 1,862
Celg Distribuicao SA [Member] | Brazil | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.80%
Other financial obligations current		$ 2,349
Other financial obligations noncurrent		$ 12,073
Celg Distribuicao SA [Member] | Brazil | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.15%
Other financial obligations current		$ 8,910
Other financial obligations noncurrent		$ 10,634
Celg Distribuicao SA [Member] | Brazil | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		12.32%
Other financial obligations current		$ 5,278
Other financial obligations noncurrent		4,340
Celg Distribuicao SA [Member] | Brazil | Less than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		613
Celg Distribuicao SA [Member] | Brazil | Less than 90 Days [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		1,670
Celg Distribuicao SA [Member] | Brazil | Less than 90 Days [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		1,033
Celg Distribuicao SA [Member] | Brazil | More than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		1,736
Celg Distribuicao SA [Member] | Brazil | More than 90 Days [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		7,240
Celg Distribuicao SA [Member] | Brazil | More than 90 Days [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		4,245
Celg Distribuicao SA [Member] | Brazil | One to two years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		1,630
Celg Distribuicao SA [Member] | Brazil | One to two years [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		7,493
Celg Distribuicao SA [Member] | Brazil | One to two years [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		3,563
Celg Distribuicao SA [Member] | Brazil | Two to three years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		1,797
Celg Distribuicao SA [Member] | Brazil | Two to three years [Member] | FIDC Srie A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		3,141
Celg Distribuicao SA [Member] | Brazil | Two to three years [Member] | FIDC Srie B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		777
Celg Distribuicao SA [Member] | Brazil | Three to four years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		1,975
Celg Distribuicao SA [Member] | Brazil | Four to five years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		2,165
Celg Distribuicao SA [Member] | Brazil | Subsequent [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 4,506
Emgesa SA E.S.P. [Member] | Colombia | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		0.30%
Other financial obligations current		$ 49
Emgesa SA E.S.P. [Member] | Colombia | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		$ 49
Emgesa SA E.S.P. [Member] | CANADA | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.30%
Other financial obligations current	$ 13
Emgesa SA E.S.P. [Member] | CANADA | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	$ 13
Codensa S.A [Member] | Colombia | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		0.02%
Other financial obligations current		$ 45
Codensa S.A [Member] | Colombia | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		$ 45
Codensa S.A [Member] | CANADA | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.02%
Other financial obligations current	$ 19
Codensa S.A [Member] | CANADA | More than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	$ 19
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		9.47%
Other financial obligations current		$ 64,614
Other financial obligations noncurrent		112,050
Enel Distribucion Sao Paulo S.A | Brazil | Less than 90 Days [Member] | FUNDAO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		51,685
Enel Distribucion Sao Paulo S.A | Brazil | More than 90 Days [Member] | FUNDAO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		12,929
Enel Distribucion Sao Paulo S.A | Brazil | One to two years [Member] | FUNDAO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		34,477
Enel Distribucion Sao Paulo S.A | Brazil | Two to three years [Member] | FUNDAO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		34,477
Enel Distribucion Sao Paulo S.A | Brazil | Three to four years [Member] | FUNDAO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		34,477
Enel Distribucion Sao Paulo S.A | Brazil | Four to five years [Member] | FUNDAO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 8,619